Events After the Reporting Date (Details Narrative) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Nov. 25, 2015	Dec. 31, 2017	Mar. 31, 2018	Feb. 09, 2018
Statement Line Items [Line Items]
Number of ordinary registered shares issued	1,916,588
Value price per share	€ 1.00	€ 1.00
Subscription price per share	€ 1.90
Proceed from share issuance	€ 3,500
Non-Adjusting Events After Reporting Period [member]
Statement Line Items [Line Items]
Cash capital contributions increase		€ 6,000
Number of ordinary registered shares issued		6,000
Value price per share		€ 1.00
Number of ADS placed		1,200,000
Subscription price per share				€ 4.00
Proceed from share issuance		€ 21,600
Non-Adjusting Events After Reporting Period [member] | Convertible Bond One [Member]
Statement Line Items [Line Items]
Value price per share			€ 4.75
Exercise prices reduction of conversion price per share			0.25
Non-Adjusting Events After Reporting Period [member] | Convertible Bond Two [Member]
Statement Line Items [Line Items]
Value price per share			4.75
Exercise prices reduction of conversion price per share			€ 0.25